Acquisitions and Other Transactions - Pre-construction Funding of Cascabel Stream - Ecuador (Details) - Cascabel Stream - Ecuador - Franco-Nevada (Barbados) Corporation ("FNBC") - Acquisition of gold stream
$ in Millions
Jul. 17, 2025 USD ($) item
Acquisitions
Number of payments for pre- construction funding | item	3
Acquisition amount on pre-construction activities | $	$ 23.3